Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

20. SHARE‑BASED COMPENSATION

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Processing and servicing cost	246	3,173	16,232
Sales and marketing expenses	17,454	13,756	19,354
Research and development expenses	23,547	10,715	13,353
General and administrative expenses	76,605	66,979	47,236
Total share‑based compensation expenses	117,852	94,623	96,175

The Group recognizes share-based compensation, net of estimated forfeitures, on a straight-line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share‑based compensation and the Group did not capitalize any of the share‑based compensation as part of the cost of any asset in the years ended December 31, 2023, 2024 and 2025.

In October 2017, the Group adopted its 2017 Share Incentive Plan (“2017 Plan”), which permits the grant of stock options, restricted shares, and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. Under the 2017 Plan, the maximum number of Class A Ordinary Shares that may be issued pursuant to all awards is 27,859,634 shares, plus an annual increase on the first day of each fiscal year of the Company during the ten-year term of the 2017 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

Stock options

1) Stock options granted to employees, directors and non-employee directors

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2022	21,862	0.6894	7.89	69,878
Granted*	8,695	1.2697	—	—
Exercised	(1,927)	0.4644	—	—
Cancelled/forfeited	(10,773)	0.7456	—	—
December 31, 2023	17,857	0.8850	7.43	38,242
Granted*	—	—	—	—
Exercised	(3,506)	0.6104	—	—
Cancelled/forfeited	(2,334)	1.4750	—	—
December 31, 2024	12,017	0.8351	6.53	178,662
Granted*	—	—	—	—
Exercised	(5,419)	0.5850	—	—
Cancelled/forfeited	(1,134)	1.1573	—	—
December 31, 2025	5,464	1.0084	5.99	27,830
Vested and expected to vest as of December 31, 2025	5,264	1.0004	5.99	25,844
Exercisable as of December 31, 2025	3,972	0.8625	5.43	24,234

* No stock options were granted to non-employee directors for the years presented.

The weighted average grant date fair value of stock options granted to employees, directors and non-employee directors for the years ended December 31, 2023, 2024 and 2025 was RMB5.0, nil and nil per share, respectively.

The total intrinsic value of stock options exercised for the years ended December 31, 2023, 2024 and 2025 was RMB8.9 million, RMB37.0 million and RMB133 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the stock options.

For the years ended December 31, 2023, 2024, and 2025, total share-based compensation expenses recognized for stock options granted to employees, directors and non-employee directors were RMB96.3 million, RMB58.5 million and RMB22.2 million, respectively.

In August 2018, the Company modified the exercise price of 6,263,000 stock options granted under 2017 Plan to US$5.15. The incremental compensation expenses of RMB16.9 million was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

As of December 31, 2025, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non‑vested stock options granted to the Group’s employees, directors and non-employee directors was RMB6.7 million. Total unrecognized compensation cost is expected to be recognized over a weighted‑average period of 1.3 years and may be adjusted for future changes in estimated forfeitures.

In March 2023, 1,889,800 stock options granted under 2017 Plan were exchanged for new options with exercise price of US$1.53; the incremental compensation expenses of RMB0.53 million was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. In December 2023, 1,690,700 stock options granted under 2017 Plan were exchanged for new options with exercise price of US$0.92; 3,820,150 stock options granted under 2017 Plan were replaced by the same number of restricted share units. The incremental compensation expenses of RMB13.4 million was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date, therefore, the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2023	2024	2025
Expected volatility	45.96%~46.68%	—	—
Risk-free interest rate (per annum)	3.58%~3.97%	—	—
Exercise multiples	1.5	—	—
Expected dividend yield	—	—	—
Expected term (in years)	10	—	—
Fair value of the underlying shares on the date of grants (US$)*	0.42~1.66	—	—

* No stock options were granted to employees, directors and non-employee directors in 2024 and 2025.

2) Stock options granted to non‑employees

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2022	250	0.0001	4.58	1,654
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2023	250	0.0001	3.58	1,629
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2024	250	0.0001	2.58	5,211
Granted	—	—	—	—
Exercised	(250)	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2025	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	-
Exercisable as of December 31, 2025	—	—	—	-

For the years ended December 31, 2023, 2024, and 2025, total share-based compensation expenses recognized for stock options granted to non-employees were nil, nil and nil, respectively.

As of December 31, 2025, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non‑vested stock options granted to the Group’s non‑employees was nil. There is no unrecognized compensation cost to be recognized and to be adjusted for future changes in estimated forfeitures.

Restricted share units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2022	1,378	3.17
Granted*	14,875	1.00
Vested	(880)	4.23
Cancelled/forfeited	—	—
December 31, 2023	15,373	1.01
Granted*	9,725	1.13
Vested	(5,183)	1.11
Cancelled/forfeited	(2,760)	0.97
December 31, 2024	17,155	1.05
Granted*	7,196	3.52
Vested	(5,107)	1.20
Cancelled/forfeited	(3,060)	1.78
December 31, 2025	16,184	1.97

* No restricted share units were granted to non-employee directors for the years presented.

The fair value and intrinsic value of restricted share units vested for the years ended December 31, 2023, 2024 and 2025 was RMB17.8 million, RMB75.6 million and RMB89.9 million, respectively.

For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses recognized for restricted share units were RMB21.6 million, RMB36.1 million and RMB74.0 million, respectively.

As of December 31, 2025, the unrecognized compensation cost, related to unvested restricted share units was RMB167.8 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 2.7 years.